CASH AND RESTRICTED CASH (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND RESTRICTED CASH

The following presents the Company’s cash and restricted cash:

(Amounts in 000’s)	March 31, 2023	December 31, 2022
Cash	$2,803	$843

Restricted cash:
Cash collateral	$173	$135
HUD and other replacement reserves	2,119	2,155
Escrow deposits	407	459
Restricted investments for debt obligations	317	317
Total restricted cash	3,016	3,066
Total cash and restricted cash	$5,819	$3,909

The following presents the Company’s cash and restricted cash:

	December 31,
Amounts in (000’s)	2022	2021
Cash (a)	$843	$6,792
Restricted cash:
Cash collateral	135	125
HUD and other replacement reserves	2,155	1,914
Escrow deposits	459	700
Restricted investments for debt obligations	317	317
Total restricted cash	3,066	3,056

Total cash and restricted cash	$3,909	$9,848

(a)	Includes a Medicaid overpayment of $.02 million which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2022 and a Medicaid overpayment of $1.5 million as of December 31, 2021.